UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Floating Rate Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Eaton Vance Floating Rate Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eaton Vance Floating Rate Portfolio	$60	0.57%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans detracted from Index-relative performance as lower-rated loans generally outperformed higher-rated loans during the period

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry and the chemicals industry contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Eaton Vance Floating Rate Portfolio	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,033	$10,054	$10,050
12/14	$9,956	$10,036	$9,924
1/15	$9,978	$10,227	$9,956
2/15	$10,109	$10,167	$10,097
3/15	$10,145	$10,209	$10,134
4/15	$10,224	$10,197	$10,228
5/15	$10,225	$10,180	$10,247
6/15	$10,178	$10,066	$10,204
7/15	$10,190	$10,125	$10,203
8/15	$10,089	$10,095	$10,132
9/15	$10,020	$10,134	$10,066
10/15	$10,033	$10,167	$10,048
11/15	$9,895	$10,130	$9,960
12/15	$9,794	$10,079	$9,855
1/16	$9,713	$10,190	$9,791
2/16	$9,665	$10,263	$9,739
3/16	$9,985	$10,388	$10,008
4/16	$10,222	$10,459	$10,206
5/16	$10,306	$10,467	$10,297
6/16	$10,296	$10,652	$10,300
7/16	$10,428	$10,739	$10,447
8/16	$10,502	$10,751	$10,525
9/16	$10,610	$10,753	$10,616
10/16	$10,707	$10,682	$10,704
11/16	$10,728	$10,442	$10,732
12/16	$10,877	$10,473	$10,856
1/17	$10,949	$10,510	$10,917
2/17	$11,003	$10,591	$10,972
3/17	$11,037	$10,588	$10,981
4/17	$11,084	$10,675	$11,029
5/17	$11,133	$10,758	$11,069
6/17	$11,143	$10,749	$11,064
7/17	$11,205	$10,802	$11,140
8/17	$11,192	$10,895	$11,135
9/17	$11,240	$10,857	$11,179
10/17	$11,303	$10,870	$11,246
11/17	$11,326	$10,854	$11,259
12/17	$11,363	$10,901	$11,303
1/18	$11,465	$10,797	$11,412
2/18	$11,489	$10,694	$11,435
3/18	$11,541	$10,748	$11,467
4/18	$11,592	$10,676	$11,514
5/18	$11,609	$10,735	$11,534
6/18	$11,624	$10,719	$11,547
7/18	$11,718	$10,741	$11,633
8/18	$11,773	$10,794	$11,679
9/18	$11,840	$10,748	$11,760
10/18	$11,847	$10,658	$11,756
11/18	$11,734	$10,706	$11,650
12/18	$11,453	$10,874	$11,353
1/19	$11,712	$11,024	$11,642
2/19	$11,863	$11,036	$11,828
3/19	$11,849	$11,235	$11,807
4/19	$12,017	$11,251	$12,002
5/19	$11,973	$11,423	$11,976
6/19	$11,980	$11,585	$12,005
7/19	$12,067	$11,619	$12,101
8/19	$12,035	$11,882	$12,068
9/19	$12,067	$11,830	$12,124
10/19	$12,014	$11,869	$12,070
11/19	$12,070	$11,866	$12,141
12/19	$12,261	$11,884	$12,334
1/20	$12,319	$12,097	$12,403
2/20	$12,178	$12,278	$12,239
3/20	$10,794	$12,039	$10,725
4/20	$11,166	$12,280	$11,208
5/20	$11,525	$12,394	$11,634
6/20	$11,701	$12,498	$11,766
7/20	$11,864	$12,717	$11,996
8/20	$12,042	$12,644	$12,176
9/20	$12,105	$12,621	$12,253
10/20	$12,128	$12,576	$12,278
11/20	$12,422	$12,740	$12,551
12/20	$12,551	$12,784	$12,720
1/21	$12,687	$12,704	$12,871
2/21	$12,748	$12,540	$12,947
3/21	$12,726	$12,394	$12,946
4/21	$12,778	$12,498	$13,013
5/21	$12,842	$12,546	$13,089
6/21	$12,905	$12,637	$13,137
7/21	$12,896	$12,764	$13,135
8/21	$12,977	$12,756	$13,198
9/21	$13,025	$12,647	$13,282
10/21	$13,045	$12,636	$13,318
11/21	$13,005	$12,652	$13,297
12/21	$13,091	$12,643	$13,382
1/22	$13,097	$12,366	$13,430
2/22	$13,024	$12,197	$13,361
3/22	$13,031	$11,870	$13,368
4/22	$12,995	$11,427	$13,397
5/22	$12,691	$11,490	$13,054
6/22	$12,343	$11,261	$12,771
7/22	$12,637	$11,544	$13,044
8/22	$12,787	$11,244	$13,241
9/22	$12,450	$10,759	$12,939
10/22	$12,580	$10,641	$13,068
11/22	$12,781	$11,038	$13,224
12/22	$12,782	$11,001	$13,278
1/23	$13,132	$11,342	$13,633
2/23	$13,196	$11,063	$13,711
3/23	$13,173	$11,323	$13,707
4/23	$13,309	$11,392	$13,851
5/23	$13,304	$11,274	$13,826
6/23	$13,542	$11,256	$14,139
7/23	$13,721	$11,267	$14,320
8/23	$13,874	$11,200	$14,488
9/23	$13,934	$10,932	$14,628
10/23	$13,886	$10,768	$14,625
11/23	$14,107	$11,253	$14,803
12/23	$14,343	$11,680	$15,047
1/24	$14,431	$11,652	$15,149
2/24	$14,547	$11,512	$15,287
3/24	$14,669	$11,625	$15,417
4/24	$14,736	$11,353	$15,510
5/24	$14,842	$11,542	$15,655
6/24	$14,892	$11,647	$15,710
7/24	$14,999	$11,911	$15,817
8/24	$15,103	$12,087	$15,917
9/24	$15,187	$12,253	$16,031
10/24	$15,306	$11,974	$16,169

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Eaton Vance Floating Rate Portfolio	10.49%	4.96%	4.34%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,347,130,561
# of Portfolio Holdings	646
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$27,853,721

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Common Stocks	1.3%
Asset-Backed Securities	3.8%
Short-Term Investments	4.0%
Corporate Bonds	8.2%
Senior Floating-Rate Loans	82.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
5.7%
BB
23.0%
B
59.4%
CCC or Lower
5.8%
Not Rated
6.1%

Value	Value
Not Rated	6.1%
CCC or Lower	5.8%
B	59.4%
BB	23.0%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

FR Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$122,000	$129,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$122,000	$129,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments

Asset-Backed Securities — 3.7%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 7.979%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,523,717
Series 2018-1A, Class E, 10.879%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	3,014,940
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.544%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,477,571
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.828%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	1,500	1,503,902
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.857%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,381,734
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,019,863
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.28%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	5,013,805
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 10.618%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	4,020,516
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.479%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,518,375
Series 2018-1A, Class C, 7.518%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,502,236
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.829%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,504,337
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.479%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,284,797
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 11.609%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	1,250	1,259,823
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.547%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,014,548
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.768%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,044,676
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.751%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,516,250
Series 2018-1A, Class D, 10.501%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,454,710
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.48%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,503,465
Series 2016-3A, Class ER, 11.33%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,485,059
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO Ltd.: (continued)
Series 2018-1A, Class D, 7.901%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	$2,500	$ 2,502,633
Series 2018-1A, Class E, 10.801%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,883,592
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.719%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	977,151
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.009%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,996,007
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,969,420
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.22%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,456,318
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.746%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,573,440
Series 2023-21A, Class D, 10.082%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,605,289
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.618%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,704,862
Series 2016-1A, Class ER, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,880,936
Series 2016-2A, Class ER, 10.918%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,436,748
Series 2017-1A, Class E, 11.168%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,186,605
Series 2018-1A, Class D, 7.818%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,005,553
Series 2018-1A, Class E, 10.668%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,683,117
Series 2019-2A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,478,550
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.651%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,040,655
Series C17A, Class DR, 10.851%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,508,750
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.418%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,510,410
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,506,639
Series 2014-3RA, Class C, 7.829%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,002,448
Series 2014-3RA, Class D, 10.279%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,151,127
Series 2014-4RA, Class C, 7.818%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,007,220

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO Ltd.: (continued)
Series 2014-4RA, Class D, 10.568%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	$1,500	$ 1,488,839
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.256%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,020,814
Series 2022-6A, Class DR, 9.376%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,247,766
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.479%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,008,534
CIFC Funding Ltd., Series 2022-4A, Class D, 8.197%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,758,692
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.768%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,502,036
Series 2018-55A, Class E, 10.318%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,986,478
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.518%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,991,250
Series 2015-41A, Class ER, 10.218%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,190,082
Series 2016-42A, Class D1AR, 7.956%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,518,077
Series 2016-42A, Class ERR, 11.156%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,455,550
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.579%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,256,294
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.698%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,515,125
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.791%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,964,728
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.279%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,007,803
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 7.993%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	2,004,846
Series 2018-2A, Class E, 10.643%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,825,418
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 11.032%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,457,108
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 11.706%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,510,610
Security	Principal Amount (000's omitted)	Value
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.857%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	$2,000	$ 2,003,656
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.079%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	1,008,300
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.126%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,222,115
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 10.759%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,332,926
Series 2015-1A, Class DR4, 11.888%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,006,830
Series 2021-2A, Class E, 11.268%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,008,784
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.596%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,257,333
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.418%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	956,040
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.868%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,904,900
Regatta XV Funding Ltd., Series 2018-4A, Class D, 11.388%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,886,322
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.779%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,511,250
Series 2016-1A, Class DR, 10.779%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,134,871
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.079%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,511,342
Series 2018-9A, Class D, 11.129%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,366,923
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.029%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,503,922
Series 2015-3A, Class DR, 11.079%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,245,927
Series 2016-3A, Class CR, 8.144%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,730
Series 2016-3A, Class DR, 10.974%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,245,330
Series 2018-2A, Class E, 10.168%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,374,400

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.379%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	$1,200	$ 1,185,803
Series 2021-3A, Class E, 12.018%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	894,681
Total Asset-Backed Securities (identified cost $202,445,807)		$ 201,386,229

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International LLC(5)(6)	168,954	696,935
Phoenix Services International LLC(5)(6)	15,415	63,587
		$ 5,463,472
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 1,129,405
		$ 1,129,405
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(4)(5)(6)	8,745	$ 19,386,616
		$ 19,386,616
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 682,203
		$ 682,203
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,833,695
		$ 1,833,695
Health Care — 0.2%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Cano Health, Inc.(5)(6)	314,140	3,612,610
Envision Parent, Inc.(5)(6)	778,264	8,269,055
		$ 11,881,665
Security	Shares	Value
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 9,554,897
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 9,554,897
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 75,559
		$ 75,559
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(6)	141,193	$ 10,836,563
		$ 10,836,563
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class E(5)(6)	8,008	4,084
Mallinckrodt International Finance SA(5)(6)	100,308	7,610,870
		$ 7,631,290
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,130)		$ 68,475,365

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Corporate Bonds — 8.1%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	$ 3,247,107
6.875%, 12/15/30(1)	15,000	15,389,460
		$ 18,636,567
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	4,588	$ 4,577,063
5.75%, 4/20/29(1)	12,875	12,759,864
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,548,018
4.625%, 4/15/29(1)	4,625	4,429,844
		$ 26,314,789
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	675	$ 686,802
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	3,893	3,903,242
		$ 4,590,044
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	4,075	$ 4,147,837
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	2,500	2,628,364
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	895,535
		$ 7,671,736
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	4,475	$ 4,194,531
4.625%, 6/1/28(1)	15,725	14,763,079
		$ 18,957,610
Capital Markets — 0.1%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	6,900	$ 6,859,567
		$ 6,859,567
Security	Principal Amount* (000's omitted)		Value
Chemicals — 0.4%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,362,463
7.50%, 4/15/29(1)		675	697,241
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,809,753
7.125%, 10/1/27(1)		925	940,108
9.75%, 11/15/28(1)		8,600	9,134,568
			$ 20,944,133
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		12,300	$ 11,503,375
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		3,250	3,361,600
			$ 14,864,975
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		5,150	$ 4,923,276
4.375%, 10/15/28(1)		3,375	3,177,447
			$ 8,100,723
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,925	$ 3,024,593
Aretec Group, Inc., 10.00%, 8/15/30(1)		4,225	4,608,863
			$ 7,633,456
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)		1,300	$ 975,026
5.125%, 7/15/29(1)		13,725	10,281,236
8.125%, 2/1/27(1)		14,325	11,875,350
Level 3 Financing, Inc., 10.75%, 12/15/30(1)		11,225	12,598,572
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,698,654
			$ 41,428,838
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)		9,150	$ 8,666,816
			$ 8,666,816
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)		13,925	$ 13,474,432
			$ 13,474,432

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	1,175	$ 1,165,635
		$ 1,165,635
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	3,925	$ 3,982,855
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	586	585,953
		$ 4,568,808
Health Care — 0.4%
Medline Borrower LP, 3.875%, 4/1/29(1)	18,800	$ 17,602,256
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,633,302
		$ 23,235,558
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	25,575	$ 24,399,397
		$ 24,399,397
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	5,000	$ 4,957,283
		$ 4,957,283
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	700	$ 664,558
7.00%, 1/15/31(1)	1,750	1,763,235
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,882,526
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,703,994
		$ 24,014,313
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	17,200	$ 17,281,373
		$ 17,281,373
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,318,242
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,500	20,492,581
		$ 23,810,823
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	$ 12,776,244
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,561,984
		$ 18,338,228
Security	Principal Amount* (000's omitted)	Value
Media — 0.0%(7)
iHeartCommunications, Inc., 6.375%, 5/1/26	2,896	$ 2,453,246
		$ 2,453,246
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,545,113
		$ 10,545,113
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	3,025	$ 2,843,481
		$ 2,843,481
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	6,393	$ 6,432,830
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	4,425	4,383,295
		$ 10,816,125
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	10,580	$ 9,885,780
		$ 9,885,780
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	14,930	$ 15,356,142
9.00%, 9/30/29(1)	7,100	7,104,822
GoTo Group, Inc., 5.50%, 5/1/28(1)	4,842	3,745,045
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,048,811
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,668,305
		$ 38,923,125
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	9,650	$ 9,116,567
		$ 9,116,567
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	3,550	$ 3,066,119
		$ 3,066,119

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	6,355	$ 6,390,750
		$ 6,390,750
Total Corporate Bonds (identified cost $442,969,073)		$ 433,955,410

Senior Floating-Rate Loans — 81.7%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.1%
Aernnova Aerospace SAU, Term Loan, 7.25%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,217,644
Dynasty Acquisition Co., Inc., Term Loan, 8/24/28(9)		1,516	1,517,985
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(9)		6,050	6,038,656
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(10)		6,709	5,332,677
Novaria Holdings LLC, Term Loan, 9.035%, (SOFR + 4.25%), 6/6/31		1,950	1,954,875
TransDigm, Inc.:
Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31		9,229	9,247,644
Term Loan, 7.354%, (SOFR + 2.75%), 3/22/30		27,337	27,430,021
			$ 59,739,502
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 4/5/30(9)		5,925	$ 5,895,375
			$ 5,895,375
Airlines — 0.4%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28		19,338	$ 19,918,727
			$ 19,918,727
Apparel & Luxury Goods — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 7.447%, (SOFR + 2.75%), 12/21/28		5,137	$ 5,154,147
Gloves Buyer, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 12/29/27		21,498	21,444,482
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 3/8/30		2,167	$ 2,173,742
Varsity Brands, Inc., Term Loan, 8/26/31(9)		4,500	4,489,956
			$ 33,262,327
Auto Components — 1.4%
Adient U.S. LLC, Term Loan, 7.435%, (SOFR + 2.75%), 1/31/31		6,441	$ 6,466,262
Autokiniton U.S. Holdings, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 4/6/28		20,371	20,411,412
Clarios Global LP, Term Loan, 6.102%, (EURIBOR + 3.00%), 7/16/31(11)	EUR	7,565	8,227,182
DexKo Global, Inc.:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,495,206
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,601,557
Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28		1,790	1,718,315
LSF12 Badger Bidco LLC, Term Loan, 10.685%, (SOFR + 6.00%), 8/30/30		3,077	3,034,445
LTI Holdings, Inc., Term Loan, 9.435%, (SOFR + 4.75%), 7/19/29		8,000	7,973,000
RealTruck Group, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 1/31/28		9,346	9,244,548
Term Loan, 9.80%, (SOFR + 5.00%), 1/31/28		7,089	7,022,026
			$ 75,193,953
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 1/22/31		17,002	$ 17,005,040
MajorDrive Holdings IV LLC:
Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28		14,741	14,805,244
Term Loan, 10.254%, (SOFR + 5.50%), 6/1/29		2,119	2,132,574
			$ 33,942,858
Beverages — 0.8%
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28		8,949	$ 6,980,065
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28		4,757	3,995,907
Term Loan - Second Lien, 9.918%, (SOFR + 5.262%), 8.409% cash, 1.509% PIK, 4/5/28		10,270	4,878,041
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28		25,966	26,019,684
			$ 41,873,697

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.332%, (SOFR + 2.50%), 3/12/26		17,991	$ 18,013,553
Alltech, Inc., Term Loan, 8.80%, (SOFR + 4.00%), 10/13/28		9,463	9,451,225
Grifols Worldwide Operations USA, Inc., Term Loan, 6.735%, (SOFR + 2.00%), 11/15/27		3,023	2,943,253
			$ 30,408,031
Building Products — 1.1%
Cornerstone Building Brands, Inc.:
Term Loan, 8.154%, (SOFR + 3.25%), 4/12/28		5,994	$ 5,904,162
Term Loan, 9.304%, (SOFR + 4.50%), 5/15/31		4,375	4,341,094
CPG International, Inc., Term Loan, 6.718%, (SOFR + 2.00%), 9/19/31		6,725	6,746,715
LHS Borrower LLC, Term Loan, 9.535%, (SOFR + 4.75%), 2/16/29		5,767	5,536,252
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 10/10/31(9)		18,700	18,653,250
MI Windows and Doors LLC, Term Loan, 7.685%, (SOFR + 3.00%), 3/28/31		12,369	12,428,272
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		1,582	1,572,490
Sport Group Holding GmbH, Term Loan, 7.50%, (3 mo. EURIBOR + 4.25%), 7/8/31	EUR	1,300	1,421,145
Standard Industries, Inc., Term Loan, 6.759%, (SOFR + 2.00%), 9/22/28		2,531	2,539,194
			$ 59,142,574
Capital Markets — 3.5%
Advisor Group, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 8/17/28		17,617	$ 17,639,384
AllSpring Buyer LLC, Term Loan, 8.137%, (SOFR + 3.25%), 11/1/28		6,157	6,161,462
Aretec Group, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 8/9/30		18,418	18,318,838
CeramTec AcquiCo GmbH, Term Loan, 7.005%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,927,232
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		8,093	8,130,887
Edelman Financial Center LLC, Term Loan, 7.935%, (SOFR + 3.25%), 4/7/28		14,757	14,778,242
EIG Management Co. LLC, Term Loan, 9.759%, (SOFR + 5.00%), 5/17/29		4,271	4,292,292
FinCo I LLC, Term Loan, 6.935%, (SOFR + 2.25%), 6/27/29		12,689	12,736,960
Focus Financial Partners LLC:
Term Loan, 0.00%, 9/15/31(12)		1,455	1,458,527
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners LLC: (continued)
Term Loan, 7.935%, (SOFR + 3.25%), 9/15/31		13,545	$ 13,580,008
Franklin Square Holdings LP, Term Loan, 6.935%, (SOFR + 2.25%), 4/25/31		9,800	9,800,437
Guggenheim Partners LLC, Term Loan, 7.854%, (SOFR + 3.25%), 12/12/29		19,037	19,103,176
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 4/21/28		2,648	2,655,753
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31		6,259	6,289,307
LPL Holdings, Inc., Term Loan, 6.694%, (SOFR + 1.75%), 11/12/26		10,673	10,671,038
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28		15,086	15,114,205
Press Ganey Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 4/30/31		6,200	6,208,234
Victory Capital Holdings, Inc., Term Loan, 6.934%, (SOFR + 2.25%), 12/29/28		4,339	4,338,382
			$ 185,204,364
Chemicals — 4.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 12/20/29		16,787	$ 16,857,227
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27		14,714	13,003,388
Discovery Purchaser Corp., Term Loan, 10/4/29(9)		5,700	5,701,186
ECO Services Operations Corp., Term Loan, 6.835%, (SOFR + 2.25%), 6/12/31		8,602	8,582,921
Flint Group Topco Ltd., Term Loan - Second Lien, 11.888%, (SOFR + 7.26%), 4.988% cash, 6.90% PIK, 12/30/27		280	56,772
Gemini HDPE LLC, Term Loan, 7.847%, (SOFR + 3.00%), 12/31/27		4,455	4,465,760
GEON Performance Solutions LLC, Term Loan, 9.115%, (SOFR + 4.25%), 8/18/28		5,605	5,634,365
Groupe Solmax, Inc., Term Loan, 9.585%, (SOFR + 4.75%), 5/29/28(11)		9,159	8,515,401
INEOS Enterprises Holdings II Ltd., Term Loan, 7.505%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,159,585
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30		10,843	10,910,831
INEOS Finance PLC, Term Loan, 6.646%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	6,200	6,730,880
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.146%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,582,844
Term Loan, 8.535%, (SOFR + 3.75%), 3/14/30		4,938	4,912,812

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC:
Term Loan, 7.935%, (SOFR + 3.25%), 2/18/30		23,173	$ 23,190,666
Term Loan, 8.435%, (SOFR + 3.75%), 2/7/31		5,262	5,279,903
Lonza Group AG:
Term Loan, 7.27%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	3,625	3,842,051
Term Loan, 8.629%, (SOFR + 3.93%), 7/3/28		8,669	8,458,563
Momentive Performance Materials, Inc., Term Loan, 8.685%, (SOFR + 4.00%), 3/29/28		21,368	21,448,547
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31		8,529	8,557,231
Orion Engineered Carbons GmbH, Term Loan, 5.745%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,349,490
Paint Intermediate III LLC, Term Loan, 10.00%, (USD Prime + 2.00%), 9/11/31		4,800	4,788,000
Rohm Holding GmbH:
Term Loan, 8.84%, (6 mo. EURIBOR + 5.25%), 8.59% cash, 0.25% PIK, 1/31/29	EUR	11,805	11,996,348
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		13,643	12,881,378
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30		10,385	9,926,528
Tronox Finance LLC:
Term Loan, 7.14%, (SOFR + 2.50%), 9/18/31(11)		11,570	11,567,814
Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29		8,664	8,665,615
			$ 223,066,106
Commercial Services & Supplies — 1.8%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29		6,899	$ 6,942,163
Belfor Holdings, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 11/1/30		6,143	6,188,905
EnergySolutions LLC, Term Loan, 8.104%, (SOFR + 3.50%), 9/20/30		15,381	15,416,679
Flame Newco LLC, Term Loan, 10.785%, (SOFR + 6.10%), 6/30/28		2,095	2,042,888
Foundever Group, Term Loan, 6.90%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,766,229
Foundever Worldwide Corp., Term Loan, 8.55%, (SOFR + 3.75%), 8/28/28		16,289	10,456,907
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31		8,975	8,975,000
Harsco Corp., Term Loan, 7.05%, (SOFR + 2.25%), 3/10/28		876	874,766
Heritage-Crystal Clean, Inc., Term Loan, 9.259%, (SOFR + 4.50%), 10/17/30		7,270	7,320,953
Monitronics International, Inc., Term Loan, 12.447%, (SOFR + 7.50%), 6/30/28		12,219	12,279,946
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 7.107%, (SOFR + 2.25%), 10/13/30		9,052	$ 9,065,936
Tempo Acquisition LLC, Term Loan, 6.935%, (SOFR + 2.25%), 8/31/28		2,005	2,008,041
TMF Group Holding BV, Term Loan, 8.092%, (SOFR + 3.50%), 5/3/28		4,615	4,641,144
TruGreen LP, Term Loan, 8.797%, (SOFR + 4.00%), 11/2/27		8,313	8,094,546
			$ 97,074,103
Construction Materials — 0.7%
Construction Partners, Inc., Term Loan, 10/29/31(9)		4,825	$ 4,812,938
Quikrete Holdings, Inc.:
Term Loan, 6.935%, (SOFR + 2.25%), 3/19/29		20,415	20,436,958
Term Loan, 7.185%, (SOFR + 2.50%), 4/14/31		5,367	5,373,247
Star Holding LLC, Term Loan, 9.185%, (SOFR + 4.50%), 7/31/31		8,125	7,991,514
			$ 38,614,657
Consumer Staples Distribution & Retail — 0.7%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29		4,112	$ 4,027,763
Peer Holding III BV:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,256,886
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31		13,425	13,461,355
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30		11,418	11,464,003
			$ 35,210,007
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 7.185%, (SOFR + 2.50%), 6/11/31		4,763	$ 4,742,224
Berlin Packaging LLC, Term Loan, 8.57%, (SOFR + 3.75%), 6/9/31(11)		5,897	5,917,062
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.86%, (SOFR + 3.18%), 4/13/29		10,672	10,658,193
Pretium Packaging LLC, Term Loan - Second Lien, 9.848%, (SOFR + 4.60%), 8.666% cash, 1.182% PIK, 10/2/28		2,497	2,047,780
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 10/1/29		6,675	2,509,800
Proampac PG Borrower LLC, Term Loan, 8.839%, (SOFR + 4.00%), 9/15/28		11,736	11,793,312
			$ 37,668,371

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 8.785%, (SOFR + 4.00%), 3/25/31		9,508	$ 9,498,742
Parts Europe SA, Term Loan, 6.701%, (3 mo. EURIBOR + 3.50%), 2/3/31	EUR	14,275	15,566,448
Phillips Feed Service, Inc., Term Loan, 11.785%, (SOFR + 7.00%), 11/13/24(4)		466	283,562
Rubix Group Midco 3 Ltd., Term Loan, 7.302%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,500	1,635,024
Winterfell Financing SARL, Term Loan, 8.557%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,161,450
			$ 29,145,226
Diversified Consumer Services — 1.1%
Ascend Learning LLC:
Term Loan, 8.285%, (SOFR + 3.50%), 12/11/28		6,700	$ 6,706,730
Term Loan - Second Lien, 10.535%, (SOFR + 5.75%), 12/10/29		3,500	3,452,750
Chrysaor Bidco SARL:
Term Loan, 5/14/31(9)		792	795,678
Term Loan, 7/17/31(9)		10,708	10,758,947
FrontDoor, Inc., Term Loan, 7.05%, (SOFR + 2.25%), 6/17/28		847	849,208
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30		10,107	10,147,689
Project Boost Purchaser LLC:
Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31		8,075	8,094,243
Term Loan - Second Lien, 9.897%, (SOFR + 5.25%), 7/16/32		3,575	3,600,322
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30		3,697	3,724,328
Wand NewCo 3, Inc., Term Loan, 7.905%, (SOFR + 3.25%), 1/30/31(11)		12,120	12,134,775
			$ 60,264,670
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,482,211
			$ 9,482,211
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 8/14/26(9)		6,455	$ 5,496,432
Anuvu Holdings 2 LLC:
Term Loan, 8.963%, (SOFR + 4.00%), 9/27/27(4)		9,639	7,711,294
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26(4)		7,976	3,183,882
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
Term Loan, 11.278%, (SOFR + 6.56%), 4/15/29	6,175	$ 6,314,248
Term Loan, 11.278%, (SOFR + 6.56%), 4/15/30	6,175	6,311,493
Lumen Technologies, Inc.:
Term Loan, 7.182%, (SOFR + 2.35%), 4/15/29	9,547	8,688,009
Term Loan, 7.182%, (SOFR + 2.35%), 4/15/30	9,547	8,577,623
Virgin Media Bristol LLC, Term Loan, 7.418%, (SOFR + 2.50%), 1/31/28	2,563	2,491,573
		$ 48,774,554
Electrical Equipment — 0.5%
AZZ, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 5/13/29	1,300	$ 1,305,687
Dynamo Newco II GmbH, Term Loan, 10/1/31(9)	2,125	2,131,641
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31	21,418	21,467,236
		$ 24,904,564
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc.:
Term Loan, 8.035%, (SOFR + 3.25%), 11/3/28	2,313	$ 2,313,237
Term Loan, 8.185%, (SOFR + 3.50%), 11/3/28	11,144	11,167,993
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28	12,686	12,400,615
II-VI, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 7/2/29	356	356,764
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28	1,722	1,723,477
Range Red Operating, Inc.:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29	3,183	3,175,612
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29	13,353	13,321,225
TTM Technologies, Inc., Term Loan, 7.094%, (SOFR + 2.25%), 5/30/30	2,072	2,080,265
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25	14,463	13,494,411
		$ 60,033,599
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 15.811%, (SOFR + 11.00%), 4.811% cash, 11.00% PIK, 12/31/25(4)	3,412	$ 1,570,887
Term Loan, 15.811%, (SOFR + 11.00%), 4.811% cash, 11.00% PIK, 12/31/25(4)	29,460	13,563,157

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
GIP Pilot Acquisition Partners LP, Term Loan, 7.09%, (SOFR + 2.50%), 10/4/30		4,843	$ 4,848,766
PG Investment Co. 59 SARL, Term Loan, 7.604%, (SOFR + 3.00%), 3/26/31		13,349	13,384,580
			$ 33,367,390
Engineering & Construction — 0.9%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27		492	$ 493,818
APi Group DE, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 1/3/29		10,603	10,617,120
Arcosa, Inc., Term Loan, 7.081%, (SOFR + 2.25%), 8/12/31		3,500	3,519,687
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31		4,129	4,086,925
Azuria Water Solutions, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 5/17/28		15,608	15,738,320
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		13,391	13,455,047
			$ 47,910,917
Entertainment — 0.8%
Crown Finance U.S., Inc., Term Loan, 13.30%, (SOFR + 8.50%), 6.30% cash, 7.00% PIK, 7/31/28		1,909	$ 1,925,491
Live Nation Entertainment, Inc., Term Loan, 6.609%, (SOFR + 1.75%), 10/19/26		5,513	5,518,181
Playtika Holding Corp., Term Loan, 7.55%, (SOFR + 2.75%), 3/13/28		13,388	13,388,173
Renaissance Holding Corp., Term Loan, 8.935%, (SOFR + 4.25%), 4/5/30		10,915	10,954,032
UFC Holdings LLC, Term Loan, 7.638%, (SOFR + 2.75%), 4/29/26		7,120	7,136,165
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	1,723	1,157,023
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	472,778
			$ 40,551,843
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		3,596	$ 3,582,903
			$ 3,582,903
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 1.6%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31		28,700	$ 28,726,920
CPI Holdco B LLC, Term Loan, 6.685%, (SOFR + 2.00%), 5/19/31		11,900	11,785,962
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(10)		17,712	3,498,178
Grant Thornton Advisors LLC, Term Loan, 7.935%, (SOFR + 3.25%), 6/2/31		11,875	11,892,076
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 3/27/29		8,129	8,141,364
Nuvei Technologies Corp., Term Loan, 7.785%, (SOFR + 3.00%), 12/19/30		8,193	8,198,523
Walker & Dunlop, Inc., Term Loan, 7.035%, (SOFR + 2.25%), 12/16/28		12,691	12,754,581
WEX, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 3/31/28		1,254	1,257,849
			$ 86,255,453
Food Products — 0.6%
Badger Buyer Corp., Term Loan, 10.30%, (SOFR + 3.50%), 12/27/24		4,856	$ 4,649,191
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28		2,931	2,806,640
Term Loan - Second Lien, 9.427%, (SOFR + 4.40%), 8/2/28(11)		6,198	3,540,893
Froneri International Ltd., Term Loan, 6.685%, (SOFR + 2.00%), 9/17/31		4,643	4,627,063
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		7,873	7,886,911
Simply Good Foods USA, Inc., Term Loan, 7.318%, (SOFR + 2.50%), 3/17/27		1,397	1,404,540
United Petfood Group BV, Term Loan, 5.822%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	2,250	2,445,398
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.95%, (SONIA + 4.75%), 6/28/28	GBP	2,500	3,137,495
			$ 30,498,131
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30		19,970	$ 19,979,806
			$ 19,979,806
Health Care Equipment & Supplies — 0.8%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28		8,931	$ 8,752,706

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.05%, (SOFR + 4.25%), 3/1/28		21,039	$ 21,030,573
Medline Borrower LP, Term Loan, 7.435%, (SOFR + 2.75%), 10/23/28		10,752	10,775,100
			$ 40,558,379
Health Care Providers & Services — 4.3%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28		7,544	$ 7,562,876
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26		17,614	15,235,972
Cano Health LLC, Term Loan, 12.604%, (SOFR + 8.00%), 6/28/29		1,383	1,386,768
CCRR Parent, Inc., Term Loan, 9.05%, (SOFR + 4.25%), 3/6/28		4,661	3,585,757
Cerba Healthcare SAS:
Term Loan, 6.846%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	14,425	13,636,726
Term Loan, 7.096%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	7,772,483
CHG Healthcare Services, Inc., Term Loan, 8.30%, (SOFR + 3.50%), 9/29/28		4,169	4,188,692
Concentra Health Services, Inc., Term Loan, 6.935%, (SOFR + 2.25%), 7/28/31		3,525	3,533,813
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(10)		9,853	3,990,489
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29		14,684	14,718,261
Hanger, Inc.:
Term Loan, 10/23/31(9)		10,498	10,514,687
Term Loan, 10/23/31(9)		1,352	1,353,822
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	4,100	4,472,427
Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28		10,521	10,575,424
Medical Solutions Holdings, Inc.:
Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28		13,606	10,221,293
Term Loan - Second Lien, 11.685%, (SOFR + 7.00%), 11/1/29		9,500	6,365,000
Mehilainen Yhtiot Oy:
Term Loan, 4.00%, 8/5/31(12)	EUR	907	990,882
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,025	6,583,185
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 8/5/31	EUR	5,068	5,537,670
Midwest Physician Administrative Services LLC, Term Loan, 7.865%, (SOFR + 3.00%), 3/12/28		1,395	1,270,054
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.:
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28		390	$ 383,600
Term Loan, 8.52%, (SOFR + 3.75%), 3/2/28(11)		14,065	13,842,842
Term Loan - Second Lien, 11.954%, (SOFR + 7.25%), 3/2/29		5,525	5,290,188
Pacific Dental Services LLC, Term Loan, 7.536%, (SOFR + 2.75%), 3/15/31		8,259	8,273,126
Phoenix Guarantor, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 2/21/31		16,607	16,633,536
R1 RCM, Inc., Term Loan, 7.685%, (SOFR + 3.00%), 6/21/29		2,283	2,275,161
Radnet Management, Inc., Term Loan, 7.132%, (SOFR + 2.50%), 4/18/31		7,007	7,028,607
Raven Acquisition Holdings LLC:
Term Loan, 10/24/31(9)		13,650	13,595,400
Term Loan, 10/24/31(9)		975	971,100
Select Medical Corp., Term Loan, 7.685%, (SOFR + 3.00%), 3/6/27		6,585	6,621,877
Sound Inpatient Physicians, Term Loan - Second Lien, 11.365%, (SOFR + 5.00%), 9.865% cash, 1.50% PIK, 6/28/28		2,186	1,973,177
Synlab Bondco PLC, Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,312,190
TTF Holdings LLC, Term Loan, 8.435%, (SOFR + 3.75%), 7/18/31		13,500	13,592,812
U.S. Anesthesia Partners, Inc., Term Loan, 9.209%, (SOFR + 4.25%), 10/1/28		4,967	4,906,184
			$ 231,196,081
Health Care Technology — 0.9%
Certara LP, Term Loan, 7.685%, (SOFR + 3.00%), 6/26/31		1,795	$ 1,796,870
Cotiviti Corp., Term Loan, 8.094%, (SOFR + 3.25%), 5/1/31		6,227	6,238,250
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27		16,935	17,030,608
PointClickCare Technologies, Inc., Term Loan, 10/10/31(9)		5,800	5,818,125
Project Ruby Ultimate Parent Corp., Term Loan, 8.05%, (SOFR + 3.25%), 3/10/28		3,458	3,473,617
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27		12,794	11,766,925
Waystar Technologies, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 10/22/29		1,737	1,746,127
			$ 47,870,522

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 4.6%
1011778 BC Unlimited Liability Co., Term Loan, 6.435%, (SOFR + 1.75%), 9/20/30		29,182	$ 28,957,864
Caesars Entertainment, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 2/6/31		22,363	22,415,043
Carnival Corp., Term Loan, 7.435%, (SOFR + 2.75%), 10/18/28		26,623	26,710,156
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26		17,840	17,890,709
Fertitta Entertainment LLC, Term Loan, 8.185%, (SOFR + 3.50%), 1/27/29		19,649	19,675,872
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30		31,512	31,561,097
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	17,225	18,806,847
Hilton Domestic Operating Co., Inc., Term Loan, 6.488%, (SOFR + 1.75%), 11/8/30		6,575	6,570,305
Light & Wonder International, Inc., Term Loan, 7.034%, (SOFR + 2.25%), 4/14/29		7,369	7,371,662
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30		17,563	17,591,603
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.325%, (SOFR + 8.25%), 6/23/26		3,439	3,466,528
Playa Resorts Holding BV, Term Loan, 7.435%, (SOFR + 2.75%), 1/5/29		26,699	26,685,392
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 8/25/28		19,251	19,267,271
			$ 246,970,349
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28		18,382	$ 15,401,079
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27		14,098	13,992,258
Madison Safety & Flow LLC, Term Loan, 7.968%, (SOFR + 3.25%), 9/26/31		6,150	6,182,029
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28		19,908	16,821,842
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28		2,161	2,150,422
Solis IV BV, Term Loan, 8.571%, (SOFR + 3.50%), 2/26/29		13,579	13,564,377
Tempur Sealy International, Inc., Term Loan, 10/3/31(9)		15,400	15,409,625
			$ 83,521,632
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 6.759%, (SOFR + 2.00%), 12/22/27		5,006	$ 5,020,233
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31		19,575	$ 18,443,996
			$ 23,464,229
Independent Power and Renewable Electricity Producers — 0.2%
Alpha Generation LLC, Term Loan, 7.447%, (SOFR + 2.75%), 9/30/31		3,375	$ 3,378,615
Calpine Corp.:
Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		2,284	2,280,769
Term Loan, 6.685%, (SOFR + 2.00%), 1/31/31		2,612	2,607,957
Thunder Generation Funding LLC, Term Loan, 7.61%, (SOFR + 3.00%), 10/3/31		5,025	5,037,562
			$ 13,304,903
Industrial Conglomerates — 1.3%
AAG U.S. GSI Bidco, Inc., Term Loan, 10/8/31(9)		4,650	$ 4,650,000
Ammeraal Beltech Holding BV, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,273	7,936,991
Crown Equipment Corp., Term Loan, 7.324%, (SOFR + 2.50%), 10/10/31		9,700	9,716,170
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31		22,419	22,558,930
nVent Electric PLC, Term Loan, 9/12/31(9)		10,400	10,432,500
Rain Carbon GmbH, Term Loan, 8.56%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,830,826
			$ 70,125,417
Insurance — 2.2%
Acrisure LLC, Term Loan, 8.009%, (SOFR + 3.25%), 11/6/30		2,993	$ 2,988,759
Alliant Holdings Intermediate LLC, Term Loan, 7.759%, (SOFR + 3.00%), 9/19/31		13,798	13,761,885
AmWINS Group, Inc., Term Loan, 7.05%, (SOFR + 2.25%), 2/19/28		3,949	3,951,364
AssuredPartners, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 2/14/31		14,502	14,540,976
Broadstreet Partners, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 6/13/31		24,962	24,982,283
Financiere CEP SAS, Term Loan, 7.146%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,589,090
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30		19,562	19,626,550
Ryan Specialty Group LLC, Term Loan, 6.935%, (SOFR + 2.25%), 9/15/31		11,525	11,539,406
Truist Insurance Holdings LLC:
Term Loan, 7.854%, (SOFR + 3.25%), 5/6/31		6,500	6,512,188

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 9.354%, (SOFR + 4.75%), 5/6/32	3,500	$ 3,556,875
USI, Inc.:
Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	3,980	3,984,167
Term Loan, 7.354%, (SOFR + 2.75%), 9/27/30	4,455	4,460,681
		$ 115,494,224
Interactive Media & Services — 0.5%
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28	5,084	$ 4,982,021
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	12,688	12,640,332
Match Group, Inc., Term Loan, 6.714%, (SOFR + 1.75%), 2/13/27	6,450	6,450,000
		$ 24,072,353
IT Services — 3.9%
Asurion LLC:
Term Loan, 8.785%, (SOFR + 4.00%), 8/19/28	8,967	$ 8,895,436
Term Loan, 9.035%, (SOFR + 4.25%), 8/19/28	7,029	6,997,909
Term Loan - Second Lien, 10.05%, (SOFR + 5.25%), 1/31/28	15,790	15,264,982
Term Loan - Second Lien, 10.05%, (SOFR + 5.25%), 1/20/29	2,375	2,274,556
Endure Digital, Inc., Term Loan, 8.471%, (SOFR + 3.50%), 2/10/28	29,469	26,787,553
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27	3,548	3,421,899
Go Daddy Operating Co. LLC, Term Loan, 6.685%, (SOFR + 2.00%), 11/9/29	38,676	38,698,019
Informatica LLC, Term Loan, 6.935%, (SOFR + 2.25%), 10/27/28	31,273	31,331,762
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28	14,208	14,207,756
Plano HoldCo, Inc., Term Loan, 8.092%, (SOFR + 3.50%), 10/2/31	5,650	5,692,375
Rackspace Finance LLC:
Term Loan, 11.183%, (SOFR + 6.25%), 5/15/28	9,926	10,118,060
Term Loan - Second Lien, 7.683%, (SOFR + 2.75%), 5/15/28	25,809	15,507,019
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	12,820	12,840,547
Synechron, Inc., Term Loan, 8.36%, (SOFR + 3.75%), 10/3/31	8,050	8,019,812
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
team.blue Finco SARL, Term Loan, 7.045%, (3 mo. EURIBOR + 3.70%), 9/30/29	EUR	3,675	$ 3,958,753
Virtusa Corp., Term Loan, 7.935%, (SOFR + 3.25%), 2/15/29		1,990	1,992,488
			$ 206,008,926
Leisure Products — 0.6%
Fender Musical Instruments Corp., Term Loan, 8.785%, (SOFR + 4.00%), 12/1/28		470	$ 450,984
GSM Holdings, Inc., Term Loan, 9/29/31(9)		6,775	6,495,531
Hayward Industries, Inc., Term Loan, 7.30%, (SOFR + 2.50%), 5/30/28		8,962	8,973,372
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30		9,358	9,417,621
Tait LLC, Term Loan, 9.197%, (SOFR + 4.50%), 10/1/31		9,300	9,358,125
			$ 34,695,633
Life Sciences Tools & Services — 0.8%
Cambrex Corp., Term Loan, 8.285%, (SOFR + 3.50%), 12/4/26		322	$ 321,791
Catalent Pharma Solutions, Inc.:
Term Loan, 6.859%, (SOFR + 2.00%), 2/22/28		1,013	1,013,989
Term Loan, 7.745%, (SOFR + 3.00%), 2/22/28		2,637	2,641,694
Curia Global, Inc., Term Loan, 8.336%, (SOFR + 3.75%), 8/30/26(11)		17,091	16,310,746
ICON Luxembourg SARL, Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28		5,404	5,430,285
LGC Group Holdings Ltd., Term Loan, 6.396%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,245,635
Loire Finco Luxembourg SARL, Term Loan, 8.285%, (SOFR + 3.50%), 4/21/27		1,111	1,107,974
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27		3,416	3,426,567
PRA Health Sciences, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28		1,346	1,353,000
Sotera Health Holdings LLC, Term Loan, 7.835%, (SOFR + 3.25%), 5/30/31		7,575	7,601,043
			$ 45,452,724
Machinery — 4.5%
AI Aqua Merger Sub, Inc., Term Loan, 8.357%, (SOFR + 3.50%), 7/31/28		23,813	$ 23,877,438
Ali Group North America Corp., Term Loan, 6.80%, (SOFR + 2.00%), 7/30/29		10,927	10,974,823
American Trailer World Corp., Term Loan, 8.535%, (SOFR + 3.75%), 3/3/28		194	174,432

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.872%, (SOFR + 10.10%), 7.418% cash, 7.454% PIK, 2/8/30		11,886	$ 11,321,883
Term Loan - Second Lien, 12.068%, (SOFR + 7.35%), 4.718% cash, 7.35% PIK, 2/8/29		5,090	4,860,791
Barnes Group, Inc., Term Loan, 7.185%, (SOFR + 2.50%), 9/3/30		17,192	17,235,684
Clark Equipment Co., Term Loan, 6.604%, (SOFR + 2.00%), 4/20/29		9,949	9,950,910
Conair Holdings LLC, Term Loan, 8.55%, (SOFR + 3.75%), 5/17/28		23,959	22,017,315
CPM Holdings, Inc., Term Loan, 9.344%, (SOFR + 4.50%), 9/28/28		3,970	3,904,249
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/9/31		3,825	3,832,172
Delachaux Group SA, Term Loan, 6.556%, (3 mo. EURIBOR + 3.50%), 4/16/29	EUR	3,886	4,250,460
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30		7,473	7,479,315
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31		9,975	9,980,197
Engineered Machinery Holdings, Inc.:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,549	11,541,332
Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28		12,875	12,930,128
Term Loan - Second Lien, 10.865%, (SOFR + 6.00%), 5/21/29		2,000	2,005,624
Filtration Group Corp., Term Loan, 8.30%, (SOFR + 3.50%), 10/21/28		8,882	8,904,988
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28		116	116,907
INNIO Group Holding GmbH, Term Loan, 6.955%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	4,722	5,160,887
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		11,463	11,470,929
Pro Mach Group, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 8/31/28		2,784	2,799,158
Roper Industrial Products Investment Co. LLC, Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29		6,367	6,376,530
SPX Flow, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 4/5/29		9,870	9,906,547
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	9,341,778
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,608,114
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		12,903	12,952,742
Zephyr German BidCo GmbH, Term Loan, 6.865%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	7,600	8,233,319
			$ 242,208,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Media — 0.4%
Aragorn Parent Corp., Term Loan, 8.745%, (SOFR + 4.00%), 12/15/28		5,632	$ 5,659,680
Gray Television, Inc., Term Loan, 7.959%, (SOFR + 3.00%), 12/1/28		1,019	963,166
Hubbard Radio LLC, Term Loan, 9.185%, (SOFR + 4.50%), 9/30/27		5,146	3,936,823
iHeartCommunications, Inc., Term Loan, 7.80%, (SOFR + 3.00%), 5/1/26		2,365	1,992,668
MJH Healthcare Holdings LLC, Term Loan, 8.035%, (SOFR + 3.25%), 1/28/29		2,294	2,297,834
Sinclair Television Group, Inc., Term Loan, 7.30%, (SOFR + 2.50%), 9/30/26		6,101	5,929,718
			$ 20,779,889
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, Term Loan, 7.935%, (SOFR + 3.25%), 8/18/30		17,672	$ 17,736,119
Dynacast International LLC, Term Loan, 14.407%, (SOFR + 9.25%), 10/22/25		3,003	2,811,266
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29		16,149	15,962,702
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28		5,756	5,641,230
Zekelman Industries, Inc., Term Loan, 6.995%, (SOFR + 2.25%), 1/24/31		5,290	5,313,189
			$ 47,464,506
Oil, Gas & Consumable Fuels — 1.2%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/10/31		5,800	$ 5,802,175
Freeport LNG Investments LLLP, Term Loan, 8.379%, (SOFR + 3.50%), 12/21/28		11,661	11,619,859
GIP II Blue Holding LP, Term Loan, 8.435%, (SOFR + 3.75%), 9/29/28		5,634	5,661,054
ITT Holdings LLC, Term Loan, 7.535%, (SOFR + 2.75%), 10/11/30		8,489	8,495,831
Matador Bidco SARL, Term Loan, 9.035%, (SOFR + 4.25%), 7/30/29		29,032	29,180,843
Oxbow Carbon LLC, Term Loan, 8.185%, (SOFR + 3.50%), 5/10/30		5,604	5,632,083
			$ 66,391,845
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 7.135%, (6 mo. EURIBOR + 3.75%), 8/22/31	EUR	2,550	$ 2,787,631
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 6.646%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	5,375	5,872,235

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 6.845%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	3,725	$ 4,066,220
Term Loan, 8.354%, (SOFR + 3.25%), 11/8/30		4,154	4,184,417
Jazz Financing Lux SARL, Term Loan, 6.935%, (SOFR + 2.25%), 5/5/28		6,916	6,924,142
Mallinckrodt International Finance SA:
Term Loan, 12.245%, (SOFR + 7.50%), 11/14/28		3,417	3,636,112
Term Loan - Second Lien, 14.245%, (SOFR + 9.50%), 11/14/28		19,364	20,901,015
Nidda Healthcare Holding AG, Term Loan, 7.427%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	8,200	8,947,975
Recipharm AB, Term Loan, 6.499%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,846,921
			$ 59,166,668
Professional Services — 4.0%
AAL Delaware Holdco, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 7/30/31		6,650	$ 6,687,406
APFS Staffing Holdings, Inc., Term Loan, 8.628%, (SOFR + 4.00%), 12/29/28(11)		3,572	3,564,869
Apleona Holding GmbH, Term Loan, 5.756%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	4,725	5,124,518
CoreLogic, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 6/2/28		13,955	13,914,626
Term Loan - Second Lien, 11.30%, (SOFR + 6.50%), 6/4/29		1,200	1,183,000
Corporation Service Co., Term Loan, 7.185%, (SOFR + 2.50%), 11/2/29		3,862	3,871,308
Crisis Prevention Institute, Inc., Term Loan, 9.354%, (SOFR + 4.75%), 4/9/31		3,025	3,042,645
EAB Global, Inc., Term Loan, 7.935%, (SOFR + 3.25%), 8/16/28		16,537	16,504,546
Employbridge Holding Co., Term Loan, 9.623%, (SOFR + 4.75%), 7/19/28(11)		20,389	14,635,756
First Advantage Holdings LLC, Term Loan, 9/19/31(9)		20,682	20,617,173
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		6,605	6,604,854
Genuine Financial Holdings LLC, Term Loan, 8.685%, (SOFR + 4.00%), 9/27/30		4,059	4,058,156
Lernen Bidco Ltd., Term Loan, 11.00%, (USD Prime + 3.00%), 9/30/31		5,025	5,062,687
Mermaid Bidco, Inc., Term Loan, 8.492%, (SOFR + 3.25%), 7/3/31		8,464	8,479,682
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29		7,929	7,334,556
PHM Group Holding Oy, Term Loan, 7.848%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	4,900	5,333,306
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Planet U.S. Buyer LLC, Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31		11,646	$ 11,696,763
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 7.018%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	15,075	16,456,173
Teneo Holdings LLC, Term Loan, 9.435%, (SOFR + 4.75%), 3/13/31		12,024	12,055,685
Tidal Waste & Recycling Holdings LLC, Term Loan, 10/3/31(9)		6,000	6,011,250
Trans Union LLC, Term Loan, 6.685%, (SOFR + 2.00%), 12/1/28		31,388	31,427,434
Vaco Holdings LLC, Term Loan, 9.785%, (SOFR + 5.00%), 1/21/29		9,043	8,854,143
			$ 212,520,536
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.685%, (SOFR + 3.00%), 1/31/30		6,611	$ 6,644,135
Term Loan, 7.935%, (SOFR + 3.25%), 1/31/30		6,360	6,383,611
Greystar Real Estate Partners LLC, Term Loan, 7.495%, (SOFR + 2.75%), 8/21/30		7,924	7,944,279
Homeserve USA Holding Corp., Term Loan, 7.009%, (SOFR + 2.25%), 10/21/30		9,453	9,434,777
			$ 30,406,802
Road & Rail — 1.0%
Avis Budget Car Rental LLC, Term Loan, 6.55%, (SOFR + 1.75%), 8/6/27		29,927	$ 29,811,384
Hertz Corp.:
Term Loan, 8.30%, (SOFR + 3.50%), 6/30/28		16,931	15,107,442
Term Loan, 8.30%, (SOFR + 3.50%), 6/30/28		3,298	2,942,813
Term Loan, 8.493%, (SOFR + 3.75%), 6/30/28		7,493	6,697,879
			$ 54,559,518
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		6,283	$ 6,293,032
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		6,650	6,522,194
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 4.585% cash, 8.00% PIK, 10/31/27		3,678	1,815,876
MaxLinear, Inc., Term Loan, 7.082%, (SOFR + 2.25%), 6/23/28		2,955	2,863,002

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., Term Loan, 6.995%, (SOFR + 2.25%), 8/17/29		13,740	$ 13,778,102
Synaptics, Inc., Term Loan, 7.215%, (SOFR + 2.25%), 12/2/28		2,728	2,730,337
			$ 34,002,543
Software — 11.4%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31		43,442	$ 43,607,060
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28		10,314	825,140
Term Loan, 11.354%, (SOFR + 6.75%), 2/25/28		7,398	6,066,402
Term Loan, 17.998%, (SOFR + 13.33%), 10/25/29		15,311	2,679,507
Boxer Parent Co., Inc., Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31		3,536	3,528,938
Cegid Group SAS:
Term Loan, 6.586%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	3,525	3,844,702
Term Loan, 6.586%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	3,850	4,195,400
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29		19,825	19,716,764
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29		20,317	20,332,242
Cloudera, Inc.:
Term Loan, 8.535%, (SOFR + 3.75%), 10/8/28		27,967	27,535,943
Term Loan - Second Lien, 10.785%, (SOFR + 6.00%), 10/8/29		2,950	2,795,125
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28		4,993	4,823,559
Cornerstone OnDemand, Inc., Term Loan, 8.55%, (SOFR + 3.75%), 10/16/28		8,194	7,695,515
Dragon Buyer, Inc., Term Loan, 7.908%, (SOFR + 3.25%), 9/30/31		10,000	9,956,250
Drake Software LLC, Term Loan, 8.935%, (SOFR + 4.25%), 6/26/31		19,675	19,379,875
E2open LLC, Term Loan, 8.30%, (SOFR + 3.50%), 2/4/28		16,009	15,999,323
ECI Macola Max Holding LLC, Term Loan, 7.842%, (SOFR + 3.25%), 5/9/30		15,605	15,657,090
Epicor Software Corp., Term Loan, 7.935%, (SOFR + 3.25%), 5/30/31		50,538	50,775,960
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27		12,312	11,865,953
Gen Digital, Inc., Term Loan, 6.435%, (SOFR + 1.75%), 9/12/29		1,152	1,149,031
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
GoTo Group, Inc.:
Term Loan, 9.668%, (SOFR + 4.75%), 4/28/28		12,865	$ 10,935,497
Term Loan - Second Lien, 9.668%, (SOFR + 4.75%), 4/28/28		8,153	2,853,501
IGT Holding IV AB:
Term Loan, 6.245%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	3,205	3,473,790
Term Loan, 8.742%, (SOFR + 3.65%), 3/31/28		3,974	3,996,260
iSolved, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 10/15/30		5,149	5,171,685
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27		3,851	3,289,472
Marcel LUX IV SARL:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	8,650	9,456,082
Term Loan, 8.84%, (SOFR + 4.00%), 11/11/30		28,181	28,392,113
McAfee LLC, Term Loan, 8.10%, (SOFR + 3.25%), 3/1/29		29,554	29,563,033
Mosel Bidco SE:
Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	1,825	1,995,566
Term Loan, 9.104%, (SOFR + 4.50%), 9/16/30		2,575	2,587,875
N-Able International Holdings II LLC, Term Loan, 8.069%, (SOFR + 2.75%), 7/19/28		1,251	1,255,827
Open Text Corp., Term Loan, 6.935%, (SOFR + 2.25%), 1/31/30		15,581	15,653,068
Orion Advisor Solutions, Inc., Term Loan, 9/24/30(9)		5,800	5,792,750
Polaris Newco LLC:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,391	8,846,628
Term Loan, 8.847%, (SOFR + 4.00%), 6/2/28		2,912	2,894,051
Proofpoint, Inc., Term Loan, 7.685%, (SOFR + 3.00%), 8/31/28		7,606	7,620,667
Quest Software U.S. Holdings, Inc., Term Loan, 8.985%, (SOFR + 4.25%), 2/1/29		16,411	11,816,264
RealPage, Inc., Term Loan, 7.80%, (SOFR + 3.00%), 4/24/28		10,609	10,473,770
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28		11,692	8,768,864
Sabre GLBL, Inc.:
Term Loan, 8.30%, (SOFR + 3.50%), 12/17/27		5,850	5,430,081
Term Loan, 8.30%, (SOFR + 3.50%), 12/17/27		3,723	3,455,920
Term Loan, 9.035%, (SOFR + 4.25%), 6/30/28		3,513	3,297,513
Term Loan, 9.785%, (SOFR + 5.00%), 6/30/28		3,146	2,989,923
Skillsoft Corp., Term Loan, 10.082%, (SOFR + 5.25%), 7/14/28		10,228	8,338,943
SolarWinds Holdings, Inc., Term Loan, 7.435%, (SOFR + 2.75%), 2/5/30		18,345	18,395,117

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sophia LP, Term Loan, 8.285%, (SOFR + 3.50%), 10/9/29		22,923	$ 23,046,262
UKG, Inc., Term Loan, 7.617%, (SOFR + 3.00%), 2/10/31		35,007	35,082,031
Veritas U.S., Inc., Term Loan, 9.80%, (SOFR + 5.00%), 9/1/25		29,914	28,650,520
Vision Solutions, Inc.:
Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28		32,979	32,597,692
Term Loan - Second Lien, 12.097%, (SOFR + 7.25%), 4/23/29		1,500	1,444,688
			$ 609,995,232
Specialty Retail — 2.5%
Apro LLC, Term Loan, 8.574%, (SOFR + 3.75%), 7/9/31		5,750	$ 5,780,544
Boels Topholding BV, Term Loan, 6.557%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	3,406	3,724,594
Etraveli Holding AB, Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	11,694	12,751,984
Great Outdoors Group LLC, Term Loan, 8.55%, (SOFR + 3.75%), 3/6/28		27,041	27,145,684
Harbor Freight Tools USA, Inc., Term Loan, 7.192%, (SOFR + 2.50%), 6/11/31(11)		18,379	17,955,358
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29		2,620	2,634,407
Les Schwab Tire Centers, Term Loan, 7.685%, (SOFR + 3.00%), 4/23/31		17,999	18,030,773
LIDS Holdings, Inc., Term Loan, 10.381%, (SOFR + 5.50%), 12/14/26		3,702	3,679,266
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		15,699	15,720,201
Mavis Tire Express Services Corp., Term Loan, 8.185%, (SOFR + 3.50%), 5/4/28		1,596	1,601,986
PetSmart, Inc., Term Loan, 8.535%, (SOFR + 3.75%), 2/11/28		6,858	6,824,464
Speedster Bidco GmbH:
Term Loan, 10/17/31(9)	EUR	8,100	8,814,448
Term Loan, 10/17/31(9)		7,775	7,772,574
			$ 132,436,283
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 6,652,494
			$ 6,652,494
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors — 3.1%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.435%, (SOFR + 1.75%), 1/31/31		5,417	$ 5,428,369
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.509%, (SOFR + 1.75%), 6/24/30		40,522	40,505,284
Beacon Roofing Supply, Inc., Term Loan, 6.685%, (SOFR + 2.00%), 5/19/28		5,310	5,329,787
Core & Main LP, Term Loan, 6.968%, (SOFR + 2.25%), 2/9/31		3,672	3,686,021
DXP Enterprises, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 10/11/30		7,153	7,191,496
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31		12,338	12,176,064
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	20,400	23,825,568
PEARLS (Netherlands) Bidco BV, Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,552,194
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28		34,121	29,770,981
White Cap Buyer LLC, Term Loan, 7.935%, (SOFR + 3.25%), 10/19/29		18,000	17,984,664
Windsor Holdings III LLC, Term Loan, 8.259%, (SOFR + 3.50%), 8/1/30		11,710	11,768,710
			$ 164,219,138
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27		18,771	$ 18,810,587
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27		14,913	14,908,370
			$ 33,718,957
Total Senior Floating-Rate Loans (identified cost $4,494,653,192)			$4,368,224,354

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(13)	212,728,697	$ 212,728,697
Total Short-Term Investments (identified cost $212,728,697)		$ 212,728,697
Total Investments — 98.8% (identified cost $5,461,776,899)		$5,284,770,055
Less Unfunded Loan Commitments — (0.0)%(7)		$ (2,451,530)
Net Investments — 98.8% (identified cost $5,459,325,369)		$5,282,318,525
Other Assets, Less Liabilities — 1.2%		$ 64,812,036
Net Assets — 100.0%		$5,347,130,561
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $620,864,341 or 11.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(3)	Affiliated company (see Note 7).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after October 31, 2024, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	The stated interest rate represents the weighted average interest rate at October 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2024, the total value of unfunded loan commitments is $2,449,409. See Note 1F for description.
(13)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	302,599,179	EUR	270,766,698	Standard Chartered Bank	11/4/24	$ 8,072,739	$ —
USD	35,035,468	EUR	31,369,000	Australia and New Zealand Banking Group Limited	11/29/24	879,005	—
USD	35,032,115	EUR	31,369,000	Bank of America, N.A.	11/29/24	875,651	—
USD	35,018,162	EUR	31,369,000	Bank of America, N.A.	11/29/24	861,699	—
USD	35,040,293	EUR	31,369,000	State Street Bank and Trust Company	11/29/24	883,829	—
USD	35,027,241	EUR	31,373,316	State Street Bank and Trust Company	11/29/24	866,078	—
USD	27,955,030	GBP	21,166,972	Goldman Sachs International	11/29/24	662,261	—
USD	294,299,947	EUR	270,766,698	Standard Chartered Bank	12/3/24	—	(574,296)

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	41,000,000	USD	44,672,411	State Street Bank and Trust Company	12/31/24	$ 35,586	$ —
USD	18,388,250	EUR	16,454,000	Goldman Sachs International	12/31/24	446,167	—
USD	18,388,889	EUR	16,454,000	State Street Bank and Trust Company	12/31/24	446,806	—
USD	18,385,265	EUR	16,454,000	State Street Bank and Trust Company	12/31/24	443,183	—
USD	18,009,289	EUR	16,114,069	State Street Bank and Trust Company	12/31/24	437,881	—
						$14,910,885	$(574,296)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $5,244,251,264)	$5,069,589,828
Affiliated investments, at value (identified cost $215,074,105)	212,728,697
Cash	63,383,150
Deposits for derivatives collateral — forward foreign currency exchange contracts	7,774,000
Foreign currency, at value (identified cost $43,247,798)	43,549,917
Interest receivable	30,570,784
Dividends receivable from affiliated investments	720,822
Receivable for investments sold	126,561,077
Receivable for open forward foreign currency exchange contracts	14,910,885
Trustees' deferred compensation plan	315,495
Prepaid upfront fees on notes payable	329,470
Prepaid expenses	14,306
Total assets	$5,570,448,431
Liabilities
Cash collateral due to brokers	$7,774,000
Payable for investments purchased	210,534,177
Payable for open forward foreign currency exchange contracts	574,296
Payable to affiliates:
Investment adviser fee	2,294,340
Trustees' fees	9,042
Trustees' deferred compensation plan	315,495
Accrued expenses	1,816,520
Total liabilities	$223,317,870
Net Assets applicable to investors' interest in Portfolio	$5,347,130,561

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income	$1,352,349
Dividend income from affiliated investments	7,420,193
Interest income	497,606,230
Other income	4,588,880
Total investment income	$510,967,652
Expenses
Investment adviser fee	$28,063,615
Trustees’ fees and expenses	108,500
Custodian fee	1,112,630
Legal and accounting services	283,322
Interest expense and fees	1,558,654
Miscellaneous	591,311
Total expenses	$31,718,032
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$209,894
Total expense reductions	$209,894
Net expenses	$31,508,138
Net investment income	$479,459,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(174,300,351)
Foreign currency transactions	(1,825,477)
Forward foreign currency exchange contracts	(13,858,849)
Net realized loss	$(189,984,677)
Change in unrealized appreciation (depreciation):
Investments	$254,661,473
Foreign currency	493,702
Forward foreign currency exchange contracts	6,261,460
Net change in unrealized appreciation (depreciation)	$261,416,635
Net realized and unrealized gain	$71,431,958
Net increase in net assets from operations	$550,891,472

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$479,459,514	$537,269,640
Net realized loss	(189,984,677)	(335,324,412)
Net change in unrealized appreciation (depreciation)	261,416,635	471,089,099
Net increase in net assets from operations	$550,891,472	$673,034,327
Capital transactions:
Contributions	$313,003,430	$308,512,496
Withdrawals	(1,278,538,434)	(3,320,903,248)
Net decrease in net assets from capital transactions	$(965,535,004)	$(3,012,390,752)
Net decrease in net assets	$(414,643,532)	$(2,339,356,425)
Net Assets
At beginning of year	$5,761,774,093	$8,101,130,518
At end of year	$5,347,130,561	$5,761,774,093

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
	2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.57%	0.58%	0.54%	0.56%	0.59%
Net expenses	0.57%(2)	0.58%(2)	0.54%(2)	0.56%	0.59%
Net investment income	8.70%	8.21%	4.39%	3.51%	4.17%
Portfolio Turnover	31%	19%	27%	26%	28%
Total Return	10.49%	10.63%	(3.32)%	7.80%	1.18%
Net assets, end of year (000’s omitted)	$5,347,131	$5,761,774	$8,101,131	$8,986,782	$5,649,501
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.4% and 13.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $28,063,615 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $209,894 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the year ended October 31, 2024, EVM reimbursed the Portfolio $6,584 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $1,653,033,278 and $2,231,011,943, respectively, for the year ended October 31, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,452,329,490
Gross unrealized appreciation	$51,270,204
Gross unrealized depreciation	(221,281,169)
Net unrealized depreciation	$(170,010,965)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit related contingent features in a net liability position was $574,296. At October 31, 2024, there were no assets pledged by the Portfolio for such liability.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$14,910,885	$(574,296)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$879,005	$ —	$(879,005)	$ —	$ —
Bank of America, N.A.	1,737,350	—	—	(1,737,350)	—
Goldman Sachs International	1,108,428	—	(1,054,442)	—	53,986
Standard Chartered Bank	8,072,739	(574,296)	(4,198,780)	(3,299,663)	—
State Street Bank and Trust Company	3,113,363	—	(1,728,562)	(1,384,801)	—
	$14,910,885	$(574,296)	$(7,860,789)	$(6,421,814)	$53,986

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(574,296)	$574,296	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(13,858,849)	$6,261,460
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2024, which is indicative of the volume of this derivative type, was approximately $932,199,000.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,087,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2024 is $329,470 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2024.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $212,728,697, which represents 4.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$ 0	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Short-Term Investments
Liquidity Fund	143,913,942	1,573,603,918	(1,504,789,163)	—	—	212,728,697	7,420,193	212,728,697
Total				$ —	$ —	$212,728,697	$7,420,193
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Notes to Financial Statements — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 201,386,229	$ —	$ 201,386,229
Common Stocks	682,203	48,406,546	19,386,616	68,475,365
Corporate Bonds	—	433,955,410	—	433,955,410
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,334,127,365	31,645,459	4,365,772,824
Warrants	—	—	0	0
Short-Term Investments	212,728,697	—	—	212,728,697
Total Investments	$213,410,900	$5,017,875,550	$51,032,075	$5,282,318,525
Forward Foreign Currency Exchange Contracts	$ —	$ 14,910,885	$ —	$ 14,910,885
Total	$213,410,900	$5,032,786,435	$51,032,075	$5,297,229,410
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (574,296)	$ —	$ (574,296)
Total	$ —	$ (574,296)	$ —	$ (574,296)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Floating Rate Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Floating-Rate Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the

Eaton Vance
Floating-Rate Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Floating-Rate Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EVBLX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2024